CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	₽ 24,149	$ 326.9	₽ 11,199	₽ 44,258
Foreign currency translation adjustment:
Foreign currency translation adjustment, net of tax of nil	13,676	185.1	(4,306)	8,102
Reclassification adjustment, net of tax of nil	893	12.1
Total other comprehensive income/(loss)	14,569	197.2	(4,306)	8,102
Total comprehensive income	38,718	524.1	6,893	52,360
Total comprehensive (income)/loss attributable to noncontrolling interests	(71)	(1.0)	2,592	(133)
Total comprehensive income attributable to Yandex N.V.	₽ 38,647	$ 523.1	₽ 9,485	₽ 52,227